Inventories (Tables)	12 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventories, Net of Allowances	Inventories, net of allowances, by major categories are summarized as follows:
	March 31,
	2020	2021

Raw materials	$4,668	$11,554
Work-in-progress	2,386	2,646
Finished goods	1,524	1,993
	$8,578	$16,193

Schedule of Obsolescence Allowance for Inventory

Obsolescence allowance for inventory is as follows:

	Year ended March 31
	2019	2020	2021

Balance at beginning of the year	$3,634	$3,890	$4,316
Additional charges, net	256	426	-
Written off	-	-	(9)
Balance at the end of the year	$3,890	$4,316	$4,307